Regulatory Capital and Liquidity Requirements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Minimum net worth amount	$ 2,500,000
Basis point	0.25%
Number of residential mortgage loans served	1-4
Unpaid Principal Balance [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Basis point	0.035%
Nonperforming mortgage loans [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Basis point	2.00%
Minimum [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Tangible net worth/ total assets ratio	6.00%